Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Amortization of intangible assets	$ 800	$ 300
Intangible asset capitalized during period	$ 1,700,000	1,200,000
Finite lived intangible asset, useful life	20 years
Allowance for doubtful accounts	$ 0	0
Impairment of Long-Lived Assets to be Disposed of	0	0
Advertising Expense	1,100,000	400,000
ASC 606 [Member]
Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, amount	22,100,000		$ 7,200,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Market value of the Company's common stock	700,000,000.0
Revenues	$ 1,070,000,000.00
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Finite lived intangible asset, useful life	3 years
Internally Developed Software [Member]
Significant Accounting Policies [Line Items]
Amortization of intangible assets	$ 800,000	$ 300,000
Non Convertible Debt Securities [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Proceeds from Issuance of Debt	$ 1,000,000,000.0